Note 7 - Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	€ 9,778	€ 8,614
Less: accumulated depreciation and amortization	(6,644)	(5,624)
Total	3,134	2,991
Equipment [Member]
Property and equipment, gross	7,002	5,973
Furniture and Fixtures [Member]
Property and equipment, gross	€ 2,776	€ 2,641